CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 58,534	$ 21,728	$ 13,920
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,605	4,408	4,006
Share-based compensation	24,111	6,697	2,107
Accretion of discount of marketable securities	(547)
Deferred income taxes	(1,256)	(1,515)	(903)
Increase in trade receivables	(2,340)	(2,435)	(588)
Increase in prepaid expenses and other receivables	(4,299)	(1,802)	(1,306)
Increase in inventories	(13,599)	(18,773)	(35,732)
Increase in trade payables	9,278	7,788	21,087
Increase in other accounts payable and accrued expenses	8,654	23,651	7,103
Change in operating lease right-of-use assets	4,618	5,009
Change in operating lease liability	(4,349)	(6,321)
Other	45	597	530
Net cash provided by operating activities	87,455	39,032	10,224
Cash flows from investing activities:
Purchase of property, plant and equipment	(2,101)	(2,347)	(2,371)
Capitalization of software development costs	(3,518)	(5,051)	(3,354)
Loan to shareholder			(3,000)
Repayment of loan to shareholder			3,000
Investment in marketable securities	(50,012)
Investment in short term deposits, net	(60,000)	(18,000)
Acquisition of businesses, net of cash acquired	(23,173)		(11,787)
Other investing activities	(1,187)	(382)	(1,270)
Net cash used in investing activities	(139,991)	(25,780)	(18,782)
Cash flows from financing activities:
Repayment of loans and borrowings	(4,313)	(362)	(318)
Proceeds from Initial Public Offering, net of issuance costs	53,006	(607)
Proceeds from issuance of digital securities		648
Proceeds from exercise of options	1,747	75
Other financing activities	(1,629)
Net cash provided by (used in) financing activities	48,811	(246)	(318)
Effect of exchange rate fluctuations on cash and cash equivalents	(623)	(781)	(359)
Net (decrease) increase in cash, cash equivalents and restricted cash	(4,348)	12,225	(9,235)
Cash, cash equivalents and restricted cash at the beginning of the year	43,114	30,889	40,124
Cash, cash equivalents and restricted cash at the end of the year	38,766	43,114	30,889
Components of cash, cash equivalents, and restricted cash:
Cash and cash equivalents	36,538	40,955	28,827
Restricted cash included within prepaid expenses and other current assets	2,228	2,159	2,062
Total cash, cash equivalents and restricted cash	38,766	43,114	30,889
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	(73)	(210)	(168)
Cash paid during the year for income tax	(11,228)	(1,945)	(696)
Offering costs accrued but not yet paid	2,100
Issuance of shares in connection with business combination	34,895		12,275
Conversion of Redeemable A shares and digital securities into Class A ordinary shares upon Initial Public Offering	13,085
Non-cash compensation capitalized as part of capitalization of software development costs	1,067	1,577	$ 397
Lease liabilities arising from obtaining right-of-use assets	$ 4,667	$ 1,079